Subsequent Event Subsequent Event - Additional Information (Details) (Subsequent Event, 3.70% Senior Notes due 2045, USD $)	1 Months Ended
Jan. 26, 2015
Subsequent Event | 3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jan. 26, 2015
Debt Instrument, Face Amount	$ 400,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%
Proceeds from Debt, Net of Issuance Costs	394,900,000
Debt Related Commitment Fees and Debt Issuance Costs	800,000
Unrealized Gain (Loss)	$ (12,900,000)